Commitments and Contingencies (Details)	Jun. 30, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 359,468
2017	370,252
2018	381,360
2019	392,855
2020	335,747
Operating Leases, Future Minimum Payments Due	$ 1,839,682